American Century Capital Portfolios, Inc.

PROSPECTUS SUPPLEMENT

SMALL CAP VALUE FUND

Supplement dated November 10, 2006 * Prospectus dated August 1, 2006

PORTFOLIO MANAGER KEVIN LAUB LEFT AMERICAN CENTURY ON OCTOBER 31, 2006.
EFFECTIVE NOVEMBER 1, 2006, STEVE ROTH BECAME A PORTFOLIO MANAGER FOR THE FUND.
THE FOLLOWING REPLACES THE FOURTH PARAGRAPH UNDER THE FUND MANAGEMENT TEAM ON
PAGE 11:

STEVE ROTH

Mr. Roth, Portfolio Manager, has been a member of the team that manages Small
Cap Value since he joined American Century in November 2002 as an investment analyst. He became a portfolio manager in November 2006. He was previously employed as an equity analyst at Strong Capital Management from July 2000 to
November 20002. He has a bachelor's degree in business administration from the
University of Nebraska - Lincoln. He is a CFA charterholder.

ADDITIONAL INFORMATION ABOUT THE OTHER ACCOUNTS MANAGED BY MR. ROTH AND HIS
OWNERSHIP OF FUND SHARES ARE AVAILABLE IN A STATEMENT OF ADDITIONAL INFORMATION
SUPPLEMENT DATED NOVEMBER 10, 2006.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-52284 0611

American Century Capital Portfolios, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

EQUITY INCOME FUND * EQUITY INDEX FUND * LARGE COMPANY VALUE FUND
MID CAP VALUE FUND * NT LARGE COMPANY VALUE FUND * NT MID CAP VALUE FUND
REAL ESTATE FUND * SMALL CAP VALUE FUND * VALUE FUND

Supplement dated November 10, 2006 * Statement of Additional  Information  dated
August 1, 2006

THE FOLLOWING REPLACES THE SMALL CAP VALUE SECTION OF THE TABLE TITLED OTHER
ACCOUNTS MANAGED (AS OF MARCH 31, 2006) ON PAGE 46:

OTHER ACCOUNTS MANAGED (AS OF MARCH 31, 2006)
                                     REGISTERED     OTHER POOLED
                                     INVESTMENT     INVESTMENT     OTHER
                                     COMPANIES      VEHICLES       ACCOUNTS
-------------------------------------------------------------------------------
Small Cap Value
-------------------------------------------------------------------------------
Benjamin Z. Giele  Number of Other   1              0              4
                   Accounts Managed
                   ------------------------------------------------------------
                   Assets in Other   $118,873,613   N/A            $182,485,725
                   Accounts Managed
-------------------------------------------------------------------------------
Steve Roth(1)      Number of Other   1              0              4
                   Accounts Managed
-------------------------------------------------------------------------------
                   Assets in Other   $84,998,737    N/A            $193,725,321
                   Accounts Managed
-------------------------------------------------------------------------------

(1)  MR. ROTH JOINED THE FUND ON NOVEMBER 1, 2006. INFORMATION IS PROVIDED
     AS OF OCTOBER 31, 2006.

THE FOLLOWING REPLACES THE SMALL CAP VALUE SECTION OF THE TABLE TITLED,
OWNERSHIP OF SECURITIES, ON PAGE 49:

OWNERSHIP OF SECURITIES
                                                        AGGREGATE DOLLAR RANGE
                                                        OF SECURITIES IN FUND
--------------------------------------------------------------------------------
Small Cap Value
--------------------------------------------------------------------------------
                    Benjamin Z. Giele                   E
                    ------------------------------------------------------------
                    Steve Roth(1)                       C
--------------------------------------------------------------------------------

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000;
E - $100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

(1)  MR. ROTH JOINED THE FUND ON NOVEMBER 1, 2006. INFORMATION IS PROVIDED
     AS OF OCTOBER 31, 2006.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-52334 0611